Taxes on Income (Details) - Schedule of components of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of income (loss) before income taxes [Abstract]
Domestic	$ (6,030)	$ (4,271)	$ (7,107)
Foreign	891	499	444
Loss before income taxes	$ (5,139)	$ (3,772)	$ (6,663)